Consolidated Statements Of Income (Audited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Revenues:
Net sales	$ 443,854		$ 418,952		$ 405,132
Membership and other income	3,096		2,897		2,953
Total revenues	446,950		421,849		408,085
Costs and expenses:
Cost of sales	335,127		314,946		304,106
Operating, selling, general and administrative expenses	85,265		81,361		79,977
Operating income	26,558		25,542		24,002
Interest:
Debt	2,034		1,928		1,787
Capital leases	288		277		278
Interest income	(162)		(201)		(181)
Interest, net	2,160		2,004		1,884
Income from continuing operations before income taxes	24,398		23,538		22,118
Provision for income taxes:
Current	6,742		6,703		7,643
Deferred	1,202		876		(487)
Provision for income taxes, total	7,944		7,579		7,156
Income from continuing operations	16,454		15,959		14,962
Income (loss) from discontinued operations, net of tax	(67)		1,034		(79)
Consolidated net income	16,387	[1]	16,993	[1]	14,883	[1]
Less consolidated net income attributable to noncontrolling interest	(688)	[1]	(604)	[1]	(513)	[1]
Consolidated net income attributable to Walmart	$ 15,699		$ 16,389		$ 14,370
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 4.56		$ 4.20		$ 3.74
Basic income (loss) per common share from discontinued operations attributable to Walmart	$ (0.02)		$ 0.28		$ (0.02)
Basic net income per common share attributable to Walmart	$ 4.54		$ 4.48		$ 3.72
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 4.54		$ 4.18		$ 3.73
Diluted income (loss) per common share from discontinued operations attributable to Walmart	$ (0.02)		$ 0.29		$ (0.02)
Diluted net income per common share attributable to Walmart	$ 4.52		$ 4.47		$ 3.71
Weighted-average common shares outstanding:
Basic	3,460		3,656		3,866
Diluted	3,474		3,670		3,877
Dividends declared per common share	$ 1.46		$ 1.21		$ 1.09

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.